Vanguard Short-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (101.0%)
U.S. Government Securities (88.7%)
	United States Treasury Inflation Indexed
	Bonds	1.125%	1/15/21	455,499	533,919
1	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/21	1,320,000	1,418,860
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/25	225,000	230,680
	United States Treasury Note/Bond	2.750%	9/15/21	3,600	3,727
	United States Treasury Note/Bond	1.125%	9/30/21	40,500	41,031
	United States Treasury Note/Bond	1.500%	9/30/21	58,000	59,070
	United States Treasury Note/Bond	1.500%	10/31/21	45,000	45,879
	United States Treasury Note/Bond	1.625%	12/31/21	101,700	104,084
	United States Treasury Note/Bond	2.000%	12/31/21	200,000	205,938
	United States Treasury Note/Bond	2.500%	1/15/22	150,000	155,837
	United States Treasury Note/Bond	1.375%	1/31/22	390,000	397,921
	United States Treasury Note/Bond	2.500%	2/15/22	13,000	13,530
	United States Treasury Note/Bond	1.125%	2/28/22	150,000	152,508
	United States Treasury Note/Bond	2.375%	3/15/22	75,000	78,023
	United States Treasury Note/Bond	0.375%	3/31/22	298,000	298,977
	United States Treasury Note/Bond	1.750%	5/15/22	22,500	23,200
	United States Treasury Note/Bond	2.125%	5/15/22	25,000	25,969
	United States Treasury Note/Bond	1.750%	7/15/22	306,500	316,795
2	United States Treasury Note/Bond	1.875%	7/31/22	315,500	327,233
	United States Treasury Note/Bond	1.500%	8/15/22	40,000	41,162
	United States Treasury Note/Bond	1.625%	8/31/22	250,000	258,125
	United States Treasury Note/Bond	1.875%	8/31/22	76,500	79,441
	United States Treasury Note/Bond	1.375%	10/15/22	102,500	105,351
	United States Treasury Note/Bond	1.875%	10/31/22	145,500	151,433
	United States Treasury Note/Bond	2.000%	10/31/22	50,000	52,188
	United States Treasury Note/Bond	1.625%	11/15/22	185,500	191,993
	United States Treasury Note/Bond	2.000%	11/30/22	285,500	298,393
	United States Treasury Note/Bond	2.125%	12/31/22	326,500	342,825
	United States Treasury Note/Bond	1.750%	1/31/23	93,000	96,821
	United States Treasury Note/Bond	1.500%	2/28/23	15,500	16,047
	United States Treasury Note/Bond	0.500%	3/15/23	150,000	151,079
	United States Treasury Note/Bond	0.250%	4/15/23	40,000	40,012
	United States Treasury Note/Bond	1.625%	4/30/23	126,500	131,659
	United States Treasury Note/Bond	2.750%	4/30/23	266,500	286,322
	United States Treasury Note/Bond	1.375%	6/30/23	23,500	24,315
	United States Treasury Note/Bond	2.750%	7/31/23	120,800	130,464
	United States Treasury Note/Bond	2.750%	8/31/23	70,500	76,273
	United States Treasury Note/Bond	1.375%	9/30/23	68,000	70,508
	United States Treasury Note/Bond	2.875%	9/30/23	98,000	106,605
	United States Treasury Note/Bond	1.625%	10/31/23	180,000	188,354
	United States Treasury Note/Bond	2.875%	10/31/23	20,000	21,794
	United States Treasury Note/Bond	2.125%	11/30/23	18,000	19,170

	United States Treasury Note/Bond	2.875%	11/30/23	117,500	128,258
	United States Treasury Note/Bond	2.625%	12/31/23	117,500	127,415
	United States Treasury Note/Bond	2.250%	1/31/24	28,500	30,557
	United States Treasury Note/Bond	2.500%	1/31/24	288,500	312,030
	United States Treasury Note/Bond	2.750%	2/15/24	40,500	44,202
	United States Treasury Note/Bond	2.375%	2/29/24	40,000	43,138
	United States Treasury Note/Bond	2.375%	8/15/24	85,000	92,331
	United States Treasury Note/Bond	2.250%	12/31/24	37,500	40,781
	United States Treasury Note/Bond	1.375%	1/31/25	40,000	41,912
					8,174,139
Agency Notes (0.1%)
	Government Trust Certificate	0.000%	10/1/20	12,119	12,084

Conventional Mortgage-Backed Securities (7.5%)
3,4,5 Fannie Mae Pool		3.000%	12/1/49–3/1/50	86,117	89,704
3,4,5 Fannie Mae Pool		3.500%	10/1/44–4/1/50	21,579	20,737
3,4,5 Fannie Mae Pool		4.000%	12/1/46–5/1/50	65,597	69,409
3,4	Fannie Mae Pool	4.500%	7/1/47–11/1/49	114,587	123,968
3,4	Fannie Mae Pool	5.000%	2/1/44	3,023	3,490
3,4	Freddie Mac Gold Pool	4.500%	1/1/49	2,442	2,589
3,4	Freddie Mac Gold Pool	6.000%	10/1/27–4/1/28	48	56
3,5	Ginnie Mae II Pool	2.500%	7/1/50	79,000	79,000
3	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	17,427	18,322
3,4,5 UMBS Pool		2.500%	7/1/50	198,000	205,542
3,4,5 UMBS Pool		3.500%	2/1/49–3/1/50	42,894	45,944
3,4	UMBS Pool	4.000%	2/1/47	6,282	6,901
3,4	UMBS Pool	4.500%	8/1/49	21,822	23,811
3,4	UMBS Pool	5.000%	3/1/42	2,894	3,341
					692,814
Nonconventional Mortgage-Backed Securities (4.7%)
3,4	Fannie Mae REMICS	1.750%	11/25/32–3/25/46	39,923	40,788
3,4	Fannie Mae REMICS	1.850%	8/25/46	9,269	9,637
3,4	Fannie Mae REMICS	2.125%	10/25/42	5,005	5,082
3,4	Fannie Mae REMICS	2.250%	10/25/43–6/25/44	11,124	11,448
3,4	Fannie Mae REMICS	2.500%	11/25/42–12/25/49	12,161	12,551
3,4	Fannie Mae REMICS	3.000%	10/25/33–9/25/49	36,740	39,309
3,4	Fannie Mae REMICS	4.000%	12/25/46	13,775	14,421
3,4	Freddie Mac REMICS	1.750%	4/15/43	3,741	3,820
3,4	Freddie Mac REMICS	2.000%	7/15/42	4,552	4,647
3,4	Freddie Mac REMICS	2.250%	3/15/41–9/25/49	22,456	23,142
3,4	Freddie Mac REMICS	2.500%	12/15/39–12/25/49	27,246	28,373
3,4	Freddie Mac REMICS	3.000%	6/15/42	5,367	5,629
3,4	Freddie Mac REMICS	3.000%	7/25/49	9,169	9,730
3,4	Freddie Mac REMICS	3.500%	12/25/49–3/25/50	42,696	45,145
3,4	Freddie Mac REMICS	4.000%	10/15/46	28,658	30,071
3	Ginnie Mae REMICS	1.500%	10/20/45	19,256	19,427
3	Ginnie Mae REMICS	2.500%	11/20/47–9/20/49	12,597	13,241
3	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	75,462	76,896
3	Ginnie Mae REMICS	3.000%	8/20/44–12/20/47	31,572	32,447
3	Ginnie Mae REMICS	4.000%	10/20/47	2,675	2,862
					428,666
Total U.S. Government and Agency Obligations (Cost $9,208,096)					9,307,703
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
3,4	Federal Home Loan Mortgage Corp 2017-
	357A	2.500%	9/15/47	14,664	15,581

3 Small Business Administration Participation
Certs 2002-20L	5.100%	12/1/22	398	415
3 Small Business Administration Participation
Certs 2004-20G	5.190%	7/1/24	270	281
3 Small Business Administration Participation
Certs 2005-20J	5.090%	10/1/25	769	811
3 Small Business Administration Participation
Certs 2006-20D	5.640%	4/1/26	921	980
3 Small Business Administration Participation
Certs 2006-20L	5.120%	12/1/26	1,843	1,942
3 Small Business Administration Participation
Certs 2007-20D	5.320%	4/1/27	1,075	1,145
3 Small Business Administration Participation
Certs 2007-20G	5.820%	7/1/27	963	1,029
3 Small Business Administration Participation
Certs 2007-20I	5.560%	9/1/27	4,614	4,890
3 Small Business Administration Participation
Certs 2009-20I	4.200%	9/1/29	1,928	2,029
3 Small Business Administration Participation
Certs 2009-20J	3.920%	10/1/29	3,079	3,228
3 Small Business Administration Participation
Certs 2009-20K	4.090%	11/1/29	1,833	1,940
3 Small Business Administration Participatio n
Certs 2018-20C	5.230%	3/1/27	1,427	1,514
3 Small Business Administration Participation
Certs 2018-20E	5.310%	5/1/27	2,645	2,823
3 Small Business Administration Participation
Certs 2019-25L	5.520%	6/1/24	566	589
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,424)				39,197
			Shares
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
6 Vanguard Market Liquidity Fund
(Cost $260,791)	0.522%		2,609,518	260,952

				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S.
Treasury Note
Futures Contracts	5/22/20	1,036	$137.50	142,450	130
Total Options Purchased (Cost $148)					130
Total Investments (104.2%) (Cost $9,507,459)					9,607,982

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.7%)
3,4,5 UMBS Pool		3.000%	11/1/49-6/1/50	(62,418)	(66,096)

Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments
(Proceeds $64,453)	(66,096)
Other Assets and Liabilities -Net (-3.5%)	(319,859)
Net Assets (100%)	9,222,027
Cost rounded to $000

1 Securities with a value of $7,106,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 Securities with a value of $3,475,000 have been segregated as initial margin for open futures contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of April 30, 2020.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures
Contracts	5/22/20	1,036	$141.50	146,594	(81)

Put Options
10-Year U.S. Treasury Note Futures
Contracts	5/22/20	1,036	$135.50	140,378	(32)

Total Options Written (Premiums Received $125)					(113)
Futures Contracts

					($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	Depreciation
Long Futures Contracts
2-Year U.S. Treasury Note		June 2020	5,370	1,183,708	588

Short Futures Contracts
5-Year U.S. Treasury Note		June 2020	(3,990)	(500,683)	(149)

Short-Term Treasury Fund

Ultra 10-Year U.S. Treasury Note	June 2020	(531)	(83,384)	(389)
Ultra Long U.S. Treasury Bond	June 2020	(52)	(11,689)	51
				(487)
				101

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matri x system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.

Short-Term Treasury Fund

Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2020, counterparties had deposited in segregated accounts securities with a value of
$695,000 and cash of $540,000 in connection with TBA transactions.

E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage -dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April
30, 2020, based on the inputs used to value them:

Short-Term Treasury Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,307,703	—	9,307,703
Asset-Backed/Commercial Mortgage-Backed
Securities	—	39,197	—	39,197
Temporary Cash Investments	260,952	—	—	260,952
Options Purchased	130	—	—	130
Total	261,082	9,346,900	—	9,607,982
Liabilities
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	66,096	—	66,096
Derivative Financial Instruments
Assets
Futures Contracts1	214	—	—	214
Liabilities
Options Written	113	—	—	113
Futures Contracts1	179	—	—	179
Total	292	—	—	292
1 Represents variation margin on the last day of the reporting period.